Grupo Santander - Agreement for the acquisition of Webster Financial Corporation ('Webster') (Details) - Webster Financial Corporation $ / shares in Units, € in Millions, $ in Millions	Feb. 03, 2026 USD ($) $ / shares shares	Feb. 03, 2026 EUR (€) shares
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	$ 12,200	€ 10,300
Portion of consideration paid (received) in cash per share	$ 48.75
Consideration paid (received), in shares per share | shares	2.0548	2.0548
Consideration paid (received), in cash per share	$ 75